CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 146.8	$ 127.7
Trade accounts receivable, net of allowance for doubtful accounts of $6.3 and $5.9 at December 31, 2012 and 2011, respectively	317.0	284.4
Prepaid expenses	26.2	24.6
Other current assets	39.7	20.2
Total current assets	529.7	456.9
Property and equipment:
Capitalized internal-use software and system costs	369.9	332.2
Data processing equipment and furniture	198.4	183.1
Land, buildings and improvements	177.0	178.4
Total property and equipment	745.3	693.7
Less accumulated depreciation and amortization	(461.6)	(400.8)
Total property and equipment, net	283.7	292.9
Goodwill	2,290.4	1,961.2
Indefinite-lived intangible assets	254.5	95.6
Purchased intangible assets, net	987.7	550.2
Other assets, net	165.1	161.9
Total assets	4,511.1	3,518.7
Current liabilities:
Short-term debt and current maturities	283.3	47.2
Accounts payable	25.1	27.5
Accrued expenses	84.9	56.3
Accrued salaries and bonuses	104.7	79.2
Deferred revenue	57.9	55.8
Other current liabilities	90.6	98.9
Total current liabilities	646.5	364.9
Long-term debt	1,447.4	966.0
Deferred income tax liabilities, net	227.7	235.9
Long-term pension and other postretirement benefit liabilities	176.3	176.4
Other long-term liabilities	54.0	53.4
Total liabilities	2,551.9	1,796.6
Commitments and Contingencies (see Note 7)
Equifax shareholders' equity:
Preferred stock, $0.01 par value: Authorized shares - 10.0; Issued shares - none	0	0
Common stock, $1.25 par value: Authorized shares - 300.0; Issued shares - 189.3 at December 31, 2012 and 2011; Outstanding shares - 120.4 and 119.6 at December 31, 2012 and 2011, respectively	236.6	236.6
Paid-in capital	1,139.6	1,118.0
Retained earnings	3,064.6	2,879.2
Accumulated other comprehensive loss	(362.0)	(391.8)
Treasury stock, at cost, 68.3 shares and 69.1 shares at December 31, 2012 and 2011, respectively	(2,139.7)	(2,133.7)
Stock held by employee benefits trusts, at cost, 0.6 shares at December 31, 2012 and 2011	(5.9)	(5.9)
Total Equifax shareholders' equity	1,933.2	1,702.4
Noncontrolling interests	26.0	19.7
Total equity	1,959.2	1,722.1
Total liabilities and equity	$ 4,511.1	$ 3,518.7